CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 185,928	$ 176,226
Restricted cash	1,315	1,295
Short-term bank deposits	225,300	253,400
Marketable securities	72,090	0
Accounts receivable (net of allowance of $2,215 and $2,134 at June 30, 2023 and December 31, 2022, respectively)	140,734	160,488
Prepaid expenses and other current assets	18,947	12,049
Total Current Assets	644,314	603,458
Long-Term Assets
Property and equipment, net	3,181	3,611
Operating lease right-of-use assets	8,318	10,130
Intangible assets, net	45,708	51,664
Goodwill	195,527	195,527
Deferred taxes	6,414	5,779
Other assets	52	49
Total Long-Term Assets	259,200	266,760
Total Assets	903,514	870,218
Current Liabilities
Accounts payable	145,639	155,854
Accrued expenses and other liabilities	29,861	37,869
Short-term operating lease liability	3,920	3,900
Deferred revenue	1,978	2,377
Short-term payment obligation related to acquisitions	69,333	34,608
Total Current Liabilities	250,731	234,608
Long-Term Liabilities
Payment obligation related to acquisition	0	33,113
Long-term operating lease liability	5,480	7,580
Other long-term liabilities	10,811	11,783
Total Long-Term Liabilities	16,291	52,476
Total Liabilities	267,022	287,084
Commitments and Contingencies
Shareholders' equity
Ordinary shares of ILS 0.03 par value - Authorized: 80,000,000 and 60,000,000 shares as of June 30, 2023 and December 31, 2022 respectively; Issued: 47,154,827 and 46,287,732 as of June 30, 2023 and December 31, 2022 respectively; Outstanding: 47,039,488 and 46,172,393 shares as of June 30, 2023 and December 31, 2022, respectively	405	398
Additional paid-in capital	522,217	513,534
Treasury shares at cost (115,339 shares as of June 30, 2023 and December 31, 2022)	(1,002)	(1,002)
Accumulated other comprehensive loss	(1,105)	(582)
Retained earnings	115,977	70,786
Total Shareholders' Equity	636,492	583,134
Total Liabilities and Shareholders' Equity	$ 903,514	$ 870,218